Stockholders' Equity - Instrument Activity Related to Business Acquisition (Details)	Aug. 02, 2021 shares	Aug. 01, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (in shares)	504,742,606
Exchange Ratio	6.95433
Old Hippo shares, net of repurchase (in shares)	495,242,606
Old Hippo preferred stock warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (in shares)	17,344,906	2,494,116
Exchange Ratio	6.95433
Old Hippo common stock warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (in shares)	27,202,571	3,911,610
Exchange Ratio	6.95433
Old Hippo common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (in shares)	110,858,374	15,940,914
Less: Repurchase of common stock (in shares)	(9,500,000)
Old Hippo convertible preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (in shares)	305,887,443	43,985,178
Exchange Ratio	6.95433
Old Hippo convertible promissory notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (in shares)		6,247,807
Exchange Ratio	6.95433
Old Hippo convertible promissory notes | Old Hippo convertible promissory notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (in shares)	43,449,312
Exchange Ratio	6.95433
Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Less: Repurchase of common stock (in shares)	(9,500,000)
Old Hippo shares, net of repurchase (in shares)	495,242,606